SUBSEQUENT EVENTS (Detail Textuals 6) (Subsequent Event, Phase II SBIR contract, MDA, USD $)	0 Months Ended
Jul. 14, 2014
Subsequent Event | Phase II SBIR contract | MDA
Subsequent Event [Line Items]
Amount of monthly payment	$ 975,000
Payment term	2 years